Subsequent Events (Details) - USD ($)		Oct. 29, 2026	Aug. 28, 2026	Jul. 01, 2026	Jul. 14, 2026	Jun. 30, 2026	Dec. 31, 2025
Forecast [Member]
Subsequent Events [Line Items]
Sale of issuance shares (in Shares)			50,000,000
Subsequent Event [Member]
Subsequent Events [Line Items]
Bank balance under administrative restriction					$ 2,800,000
Subsequent Event [Member] | Mr. Shek [Member]
Subsequent Events [Line Items]
Total voting power				98.42
Class A Ordinary Shares [Member]
Subsequent Events [Line Items]
Shares outstanding	[1]					58,106	58,106
Class A Ordinary Shares [Member] | Purchase Agreement [Member]
Subsequent Events [Line Items]
Shares outstanding			52,905,300
Class A Ordinary Shares [Member] | Forecast [Member]
Subsequent Events [Line Items]
Sale of issuance shares (in Shares)			50,000,000
Aggregate amount (in Dollars)			$ 7,500,000
Sale of stock, price per share			$ 0.15
Stockholders' equity note, share split		1-for-10
Class A Ordinary Shares [Member] | Forecast [Member] | Maximum [Member]
Subsequent Events [Line Items]
Shares outstanding		10,581,089
Class A Ordinary Shares [Member] | Forecast [Member] | Minimum [Member]
Subsequent Events [Line Items]
Shares outstanding		1,058,109
Class A Ordinary Shares [Member] | Subsequent Event [Member] | Mr. Shek [Member]
Subsequent Events [Line Items]
Price per share				$ 0.9363
Shares outstanding				296,000
Class B Ordinary Shares [Member]
Subsequent Events [Line Items]
Shares outstanding	[1]					160,000	160,000
Class B Ordinary Shares [Member] | Purchase Agreement [Member]
Subsequent Events [Line Items]
Shares outstanding			1,625,043
Class B Ordinary Shares [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Price per share				$ 0.9363
Aggregate amount (in Dollars)				$ 1,371,720
Purchase of newly issued shares				1,465,043
Class B Ordinary Shares [Member] | Subsequent Event [Member] | Mr. Shek [Member]
Subsequent Events [Line Items]
Shares outstanding				1,625,043

[1]	Giving retroactive effect to (i) a share re-designation of 900,000,000 Class A ordinary shares and 100,000,000 Class B ordinary shares on August 7, 2025 and reverse stock split of the Company’s Class A ordinary shares and Class B ordinary shares on 1-for-50 basis, which became effective on March 6, 2026 and (ii) further share consolidation of every 5 issued and unissued Class A ordinary, which became effective on September 8, 2026 and (iii) The Company will effect a reverse stock split of its Class A ordinary shares on a 1-for-10 basis, which became effective on November 9, 2026, The Company’s Class B ordinary shares will not be subject to the Reverse Stock Split and will remain unchanged.